SHARE BASED COMPENSATION (Yitel Option Plan, Narrative) (Details) (Yitel Option Plan [Member], Stock Options [Member])	12 Months Ended			1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2012 Ordinary Shares [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price to acquire ordinary shares at grant date				$ 0.1
Number of ordinary shares reserved for issuance				14,862,000
Number of ordinary shares authorized for issuance				14,862,000
Total compensation cost in connection with Yitel hotel's options	464,000
Total liability balance associated with awards	464,000
Weighted average fair value of each option		$ 0.06	$ 0.05
Income tax benefit recognized for share-based compensation plans	0